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July 14, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Schwab Strategic Trust Post-Effective Amendment No. 99 to Registration Statement on Form N-1A (File Nos. 333-160595 and 811-22311)

Ladies and Gentlemen:

Our client, Schwab Strategic Trust (the “Trust”), has enclosed, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), Post-Effective Amendment (“PEA”) No. 99 to the Trust’s registration statement on Form N-1A, together with all Exhibits thereto (“Registration Statement”), under the 1933 Act and Amendment No. 101 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is made for the purpose of adding Schwab 1000 Index® ETF as an additional series of the Trust.

The Trust undertakes to make an additional filing of the Registration Statement in order to respond to any comments you might have with respect to this filing, add any additional non-material disclosure that may be required in order to complete the Registration Statement and file the appropriate exhibits.

No fee is required in connection with this filing. Please contact me at (212) 641-5669 with any questions or comments.

Sincerely,

/s/ Jeremy Senderowicz

Jeremy Senderowicz